Short-Term Borrowings (Details) - Schedule of Short-Term Borrowings - Short-Term Debt [Member] ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Short-Term Debt [Line Items]
Principal amount	¥ 15,687
Industrial &Commercial Bank of China | Loan 1 [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 17, 2024
Principal amount	¥ 1,200
Interest rate per annum	3.00%
Industrial &Commercial Bank of China | Loan 2 [Member]
Short-Term Debt [Line Items]
Maturity date	May 08, 2024
Principal amount	¥ 1,000
Interest rate per annum	2.80%
China CITIC Bank [Member] | Loan 3 [Member]
Short-Term Debt [Line Items]
Maturity date	Jun. 12, 2024
Principal amount	¥ 3,000
Interest rate per annum	4.05%
Bank of Beijing Zhongguancun Branch (Member) | Loan 4 [Member]
Short-Term Debt [Line Items]
Maturity date	Jun. 15, 2024
Principal amount	¥ 2,000
Interest rate per annum	4.02%
Bank of Beijing Zhongguancun Branch (Member) | Loan 5 [Member]
Short-Term Debt [Line Items]
Maturity date	Jun. 12, 2024
Principal amount	¥ 2,000
Interest rate per annum	4.25%
Jiangsu Bank Co., Ltd. Beijing Branch (Member) | Loan 6 [Member]
Short-Term Debt [Line Items]
Maturity date	Sep. 07, 2024
Principal amount	¥ 2,000
Interest rate per annum	4.40%
China Minsheng Bank Co., Ltd. Beijing Branch (Member) | Loan 7 [Member]
Short-Term Debt [Line Items]
Maturity date	Oct. 27, 2024
Principal amount	¥ 3,000
Interest rate per annum	4.00%
Shenzhen Qianhai Weizhong Bank Corporation [Member] | Loan 8 [Member]
Short-Term Debt [Line Items]
Maturity date	Jun. 21, 2024
Principal amount	¥ 487
Interest rate per annum	5.40%
Industrial and Commercial Bank of China Limited Shenzhen Futian Branch (Member) | Loan 9 [Member]
Short-Term Debt [Line Items]
Maturity date	Jul. 07, 2024
Principal amount	¥ 1,000
Interest rate per annum	3.70%